TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of allowance for impairment loss of trade and other accounts receivables - Accumulated impairment [member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of allowance for impairment loss of trade and other accounts receivables [Line Items]
Opening balance		$ (97,991)	$ (87,909)	$ (77,054)
Adoption adjustment IFRS 9	[1]		(10,524)
Write-offs		12,569	8,620	8,249
(Increase) Decrease		(14,980)	(8,178)	(19,104)
Closing balance		$ (100,402)	$ (97,991)	$ (87,909)

[1]	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.